ANALYSIS OF OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments [text block]

The following is the detail of the reportable financial information summarized for each segment as of December 31, 2018, 2017 and 2016:

Statement of Financial Position

December 31, 2018

	Banco de		Banco de		Banco		Banco AV		Corficolombiana		Other
	Bogotá S.A.		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
Assets
Trading assets	Ps.	3,086,060	Ps.	1,670,934	Ps.	235,283	Ps.	302,226	Ps.	1,987,205	Ps.	212	Ps.	(77,608)	Ps.	7,204,312
Investment securities		11,238,754		5,070,964		2,900,778		1,225,551		3,189,297		—		(595,185)		23,030,159
Hedging derivatives assets		32,981		—		—		—		43		—		(2,886)		30,138
Investments in associates and joint ventures		4,157,015		1,247,935		396,289		2,347		759,222		—		(5,580,065)		982,743
Loans and receivables		111,018,238		26,996,654		18,287,166		11,027,826		2,575,561		—		(1,219,791)		168,685,654
Other Assets		33,769,462		3,935,123		2,829,152		1,649,531		17,729,308		3,924,117		(4,094,546)		59,742,147
Total Assets	Ps.	163,302,510	Ps.	38,921,610	Ps.	24,648,668	Ps.	14,207,481	Ps.	26,240,636	Ps.	3,924,329	Ps.	(11,570,081)	Ps.	259,675,153
Liabilities
Customer Deposits		108,404,522		25,592,232		17,571,388		11,425,400		3,805,028		—		(2,439,119)		164,359,451
Financial Obligations		28,560,065		6,881,717		3,139,013		647,872		9,673,342		4,376,021		(2,066,040)		51,211,990
Other Liabilities		6,670,148		1,941,504		1,047,333		514,029		4,643,578		443,591		(710,819)		14,549,364
Total Liabilities	Ps.	143,634,735	Ps.	34,415,453	Ps.	21,757,734	Ps.	12,587,301	Ps.	18,121,948	Ps.	4,819,612	Ps.	(5,215,978)	Ps.	230,120,805
(1)	Includes Grupo Aval Holding, Grupo Aval Limited, Grupo Aval International Limited and ATH Negocio Conjunto.

Statement of Income for the year 2018

	Banco de		Banco de		Banco Popular		Banco AV		Corficolombiana		Other
	Bogotá S.A.		Occidente S.A.		S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
External Income
Interest income	Ps.	11,136,903	Ps.	3,087,525	Ps.	2,192,941	Ps.	1,383,023	Ps.	556,068	Ps.	176	Ps.	—	Ps.	18,356,636
Commission and fee income		4,394,989		399,785		245,721		261,769		77,936		73,182		—		5,453,382
Income From Sales of Goods and Services		130,007		65,916		12,124		—		7,917,967		—		—		8,126,014
Participation in profit or loss associates and joint business		6,126		2,688		3,083		2,550		183,268		—		—		197,715
Dividends		4,855		286		2,314		1,399		62,633		—		—		71,487
Other Income		1,211,601		152,866		132,562		53,724		324,524		2,714		—		1,877,991
	Ps.	16,884,481	Ps.	3,709,066	Ps.	2,588,745	Ps.	1,702,465	Ps.	9,122,396	Ps.	76,072	Ps.	—	Ps.	34,083,225

Intersegment Income
Interest income	Ps.	58,463	Ps.	10,971	Ps.	3,681	Ps.	1,726	Ps.	30,590	Ps.	144	Ps.	(105,575)	Ps.	—
Commission and fee income		5,977		9,395		6,760		19,992		1,350		80,403		(123,877)		—
Income From Sales of Goods and Services		580		109,927		—		—		5,767		—		(116,274)		—
Participation in profit or loss associates and joint business		562,070		180,142		57,340		(3,230)		1,151		—		(797,473)		—
Dividends		12,894		2,414		9,355		1,614		1,211		—		(27,488)		—
Other Income		201,241		18,345		850		1,765		(2,494)		53,808		(273,515)		—
		841,225		331,194		77,986		21,867		37,575		134,355		(1,444,202)		—
Total income	Ps.	17,725,706	Ps.	4,040,260	Ps.	2,666,731	Ps.	1,724,332	Ps.	9,159,971	Ps.	210,427	Ps.	(1,444,202)	Ps.	34,083,225

Expenses
Interest expense	Ps.	4,328,845	Ps.	1,135,189	Ps.	850,707	Ps.	370,015	Ps.	781,037	Ps.	222,519	Ps.	(203,471)	Ps.	7,484,841
Impairment loss on loan and other accounts receivable		2,610,893		1,014,420		186,622		297,265		40,772		—		—		4,149,972
Depreciations and amortizations		363,264		77,174		50,819		33,438		7,750		7,306		—		539,751
Commission and fee expense		362,810		71,570		89,515		107,759		13,322		2,511		(33,724)		613,763
Costs and expenses of sales goods and services		254,904		242,943		13,962		—		5,011,808		(5,409)		(36,106)		5,482,102
Administrative Expenses		3,171,147		699,653		564,289		408,079		95,338		206,690		(504,736)		4,640,460
Other expense		2,552,588		418,471		402,933		190,005		233,165		(283,719)		324,752		3,838,195
Income tax expense		950,042		(35,454)		152,923		101,303		908,261		70,145		2,370		2,149,590
Total Expenses		14,594,493		3,623,966		2,311,770		1,507,864		7,091,453		220,043		(450,915)		28,898,674
Net income for the year	Ps.	3,131,213	Ps.	416,294	Ps.	354,961	Ps.	216,468	Ps.	2,068,518	Ps.	(9,616)	Ps.	(993,287)	Ps.	5,184,551
(1)	Includes Grupo Aval Holding, Grupo Aval Limited, Grupo Aval International Limited and ATH Negocio Conjunto.

Statement of income for 2018

	Banco de		Banco de		Banco		Banco AV		Corficolombiana			Other
	Bogotá S.A.		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.			segments (1)	Eliminations		Total
External Income
Revenue from contracts with customers (2)	Ps.	4,530,757	Ps.	582,571	Ps.	262,703	Ps.	281,761	Ps.	7,770,108	Ps.	437,292	Ps.	(285,796)	Ps.	13,579,396

Timing of revenue recognition
At a point in time		3,374,159		456,047		190,613		122,614		7,602,668		595		91,964		11,838,660
Over time		1,156,598		126,524		72,090		159,147		167,440		436,697		(377,760)		1,740,736
(1)	Includes Grupo Aval Holding, Grupo Aval Limited, Grupo Aval International Limited and ATH Negocio Conjunto.
(2)	Income from contracts with customers, see note 28.

Statement of Financial Position

Statement of Financial Position December 31, 2017 (2)

	Banco de		Banco de		Banco		Banco AV		Corficolombiana			Other
	Bogotá S.A.		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.			segments (1)	Eliminations		Total
Assets
Trading assets	Ps.	2,590,371	Ps.	584,470	Ps.	217,354	Ps.	328,070	Ps.	1,577,734	Ps.	1,075	Ps.	(170,986)	Ps.	5,128,088
Investment securities		11,316,584		5,215,334		2,655,936		670,278		2,626,170		—		(971,103)		21,513,199
Hedging derivatives assets		51,376		—		—		—		5,154		—		(1,269)		55,261
Investments in associates and joint ventures		3,417,702		672,169		10,965		1,597		820,125		—		(3,879,544)		1,043,014
Loans and receivables		104,243,806		27,480,881		17,034,186		9,977,597		2,785,100		—		(767,275)		160,754,295
Other Assets		27,769,296		3,794,020		2,403,662		1,340,582		13,300,715		3,737,676		(4,301,268)		48,044,683
Total Assets	Ps.	149,389,135	Ps.	37,746,874	Ps.	22,322,103	Ps.	12,318,124	Ps.	21,114,998	Ps.	3,738,751	Ps.	(10,091,445)	Ps.	236,538,540
Liabilities
Customer Deposits		100,947,244		26,169,109		15,968,499		10,086,106		4,095,692		—		(2,381,426)		154,885,224
Financial Obligations		25,294,735		5,802,728		2,778,675		212,914		8,875,171		4,947,839		(2,636,026)		45,276,036
Other Liabilities		4,955,086		1,370,759		903,882		554,618		2,901,402		581,996		(761,690)		10,506,053
Total Liabilities	Ps.	131,197,065	Ps.	33,342,596	Ps.	19,651,056	Ps.	10,853,638	Ps.	15,872,265	Ps.	5,529,835	Ps.	(5,779,142)	Ps.	210,667,313
(1)	Includes Grupo Aval Holding, Grupo Aval Limited, Grupo Aval International Limited and ATH Negocio Conjunto.
(2)	See note 2.32. Changes in presentation.

Statement of Income for the year 2017 (2)

	Banco de		Banco de		Banco Popular		Banco AV		Corficolombiana		Other
	Bogotá S.A.		Occidente S.A.		S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
External Income
Interest income	Ps.	11,241,897	Ps.	3,450,056	Ps.	2,196,753	Ps.	1,305,784	Ps.	547,028	Ps.	315	Ps.	—	Ps.	18,741,833
Commission and fee income		4,187,221		396,658		224,233		250,824		95,086		48,103		—		5,202,125
Income From Sales of Goods and Services		104,277		62,294		58,184		—		5,568,095		—		—		5,792,850
Participation in profit or loss associates and joint business		5,847		2,402		2,622		2,043		159,050		—		—		171,964
Dividends		1,321		370		1,991		1,514		45,243		—		—		50,439
Other Income		954,355		194,155		63,157		62,642		423,255		3,077		—		1,700,641
	Ps.	16,494,918	Ps.	4,105,935	Ps.	2,546,940	Ps.	1,622,807	Ps.	6,837,757	Ps.	51,495	Ps.	—	Ps.	31,659,852

Intersegment Income
Interest income	Ps.	72,910	Ps.	1,818	Ps.	1,047	Ps.	4,797	Ps.	62,097	Ps.	277	Ps.	(142,946)	Ps.	—
Commission and fee income		2,988		5,171		4,133		15,065		1,339		95,312		(124,008)		—
Income From Sales of Goods and Services		15		78,286		—		—		6,992		14,060		(99,353)		—
Participation in profit or loss associates and joint business		36,782		139,555		(376)		132		159		—		(176,252)		—
Dividends		3,101		5,494		6,810		1,170		1,244		—		(17,819)		—
Other Income		24,536		2,494		5,978		1,977		(18,243)		62,335		(79,077)		—
		140,332		232,818		17,592		23,141		53,588		171,984		(639,455)		—
Total income	Ps.	16,635,250	Ps.	4,338,753	Ps.	2,564,532	Ps.	1,645,948	Ps.	6,891,345	Ps.	223,479	Ps.	(639,455)	Ps.	31,659,852

Expenses
Interest expense	Ps.	4,594,100	Ps.	1,388,144	Ps.	977,441	Ps.	423,069	Ps.	852,501	Ps.	216,694	Ps.	(224,250)	Ps.	8,227,699
Impairment loss on loan and other accounts receivable		2,459,293		993,350		258,926		327,833		79,932		—		—		4,119,334
Depreciations and amortizations		361,621		69,255		45,417		29,897		5,881		9,337		—		521,408
Commission and fee expense		351,073		94,089		86,228		108,572		10,772		2,550		(30,170)		623,114
Costs and expenses of sales goods and services		238,836		206,532		26,764		—		4,577,538		(5,901)		(7,942)		5,035,827
Administrative Expenses		3,035,346		703,106		520,204		375,522		119,271		229,821		(470,122)		4,513,148
Other expense		2,491,823		390,812		334,944		180,186		241,854		(311,137)		375,613		3,704,095
Income tax expense		970,207		115,778		108,914		63,174		440,043		51,957		2,721		1,752,794
Total Expenses		14,502,299		3,961,066		2,358,838		1,508,253		6,327,792		193,321		(354,150)		28,497,419
Net income for the year	Ps.	2,132,951	Ps.	377,687	Ps.	205,694	Ps.	137,695	Ps.	563,553	Ps.	30,158	Ps.	(285,305)	Ps.	3,162,433
(1)	Includes Grupo Aval Holding, Grupo Aval Limited, Grupo Aval International Limited and ATH Negocio Conjunto.
(2)	See note 2.32. Changes in presentation.

Statement of Income of the year 2016 (3)

	(1) Banco de		Banco de		Banco		Banco AV		Corficolombiana		Other
	Bogotá S.A.		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		segments (2)		Eliminations (1)		Total
External Income
Interest income	Ps.	10,481,965	Ps.	3,363,556	Ps.	2,042,878	Ps.	1,193,544	Ps.	442,398	Ps.	22,629	Ps.	—	Ps.	17,546,970
Commission and fee income		3,957,774		387,986		219,717		237,762		63,763		12,185		—		4,879,187
Income from sales of goods and services		4,037		56,109		31,704		—		6,577,127		(14,354)		—		6,654,623
Participation in profit or loss associates and joint business		(4,275)		(484)		388		729		144,407		—		—		140,765
Dividends		1,779		1,150		3,112		2,941		18,973		72		—		28,027
Other Income		1,527,712		233,645		183,730		99,701		363,491		4,715		—		2,412,994
	Ps.	15,968,992	Ps.	4,041,962	Ps.	2,481,529	Ps.	1,534,677	Ps.	7,610,159	Ps.	25,247	Ps.	—	Ps.	31,662,566

Intersegment Income
Interest income	Ps.	219,995	Ps.	2,893	Ps.	848	Ps.	6,223	Ps.	75,641	Ps.	—	Ps.	(305,600)	Ps.	—
Commission and fee income		900		4,386		2,282		13,170		2,115		—		(22,853)		—
Income from sales of goods and services		89,030		72,075		—		—		(82,407)		—		(78,698)		—
Participation in profit or loss associates and joint business		116,488		118,109		(1,206)		(1,923)		100		—		(231,568)		—
Dividends		—		20,336		25,293		—		944		—		(46,573)		—
Other Income		1,907,706		(9,116)		115		1,610		2,915		—		(1,903,230)		—
		2,334,119		208,683		27,332		19,080		(692)		—		(2,588,522)		—
Total income	Ps.	18,303,111	Ps.	4,250,645	Ps.	2,508,861	Ps.	1,553,757	Ps.	7,609,467	Ps.	25,247	Ps.	(2,588,522)	Ps.	31,662,566

Expenses
Interest expense	Ps.	4,568,469	Ps.	1,455,389	Ps.	995,070	Ps.	451,224	Ps.	947,603	Ps.	312,113	Ps.	(337,463)	Ps.	8,392,405
Impairment loss on loan and other accounts receivable		1,897,902		579,471		229,948		236,434		59,176		1,253		—		3,004,184
Depreciations and amortizations		352,618		64,252		40,449		24,787		4,513		997		(16,008)		471,608
Commission and fee expense		347,612		99,804		83,857		98,738		8,970		219		(19,672)		619,528
Costs and expenses of sales goods and services		195,564		195,894		31,503		—		5,292,651		(5,779)		15,495		5,725,328
Administrative Expenses		2,943,832		632,153		501,664		324,787		138,626		57,536		(189,399)		4,409,199
Other expense		2,414,696		363,398		293,930		158,243		104,944		(331,792)		463,050		3,466,469
Income tax expense		1,150,393		232,292		151,365		79,994		381,647		3,111		58,107		2,056,909
Total Expenses		13,871,086		3,622,653		2,327,786		1,374,207		6,938,130		37,658		(25,890)		28,145,630
Net income for the year	Ps.	4,432,025	Ps.	627,992	Ps.	181,075	Ps.	179,550	Ps.	671,337	Ps.	(12,411)	Ps.	(2,562,632)	Ps.	3,516,936
(1)	Includes Ps. 2,208,053 of income resulting from the desconsolidation of Corficolombiana.
(2)	Includes Grupo Aval Holding, Grupo Aval Limited, Grupo Aval International Limited and ATH Negocio Conjunto.
(3)	See note 2.32. Changes in presentation.

Disclosure of detailed information about revenues for each individual country for which revenues are significant [Text Block]

Grupo Aval’s revenues for each individual country for which revenues are significant, are the following during the years ended December 31, 2018, 2017 and 2016:

	December 31, 2018		December 31, 2017		December 31, 2016
Colombia	Ps.	25,611,992	Ps.	23,824,994	Ps.	24,273,358
Panamá		1,527,626		1,410,766		1,333,843
Costa Rica		3,065,997		2,752,109		2,598,446
Guatemala		1,273,570		1,132,646		1,084,436
Other countries		2,604,040		2,539,337		2,372,483
Total Consolidated Revenues	Ps.	34,083,225	Ps.	31,659,852	Ps.	31,662,566

Disclosure of detailed information about non-current assets for each individual country for which revenues are significant [Text Block]

	Own – use Property, plant
December 31, 2018	and equipment, net		(*) Intangible assets
Colombia	Ps.	4,450,061	Ps.	8,625,595
Panamá		213,090		3,979,443
Costa Rica		378,554		100,631
Guatemala		108,167		15,988
Other countries		513,871		1,145,302
Total	Ps.	5,663,743	Ps.	13,866,959

(*)   see notes 15 to 18.

	Own – use Property, plant
December 31, 2017	and equipment, net		(*) Intangible assets
Colombia	Ps.	4,635,899	Ps.	5,868,867
Panamá		203,824		3,657,236
Costa Rica		366,800		89,343
Guatemala		98,778		16,714
Other countries		494,696		1,231,744
Total	Ps.	5,799,997	Ps.	10,863,904

(*)   see notes 15 to 18.